Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of information for other assets
Other assets were comprised as follows:

	December 31, 2020			December 31, 2019
	Insurance and reinsurance companies(1)	Non-insurance companies	Total	Insurance and reinsurance companies(1)	Non-insurance companies	Total
Premises and equipment	362.0	1,384.1	1,746.1	367.8	1,319.9	1,687.7
Right-of-use assets (note 22)	396.1	611.9	1,008.0	385.4	635.2	1,020.6
Inventories	—	645.6	645.6	—	694.5	694.5
Other revenue receivables	—	550.8	550.8	—	583.5	583.5
Finance lease receivables (note 22)	8.5	296.9	305.4	8.8	367.1	375.9
Prepaid expenses	125.2	120.7	245.9	113.2	168.9	282.1
Accrued interest and dividends	195.5	2.4	197.9	195.7	10.8	206.5
Subsidies and taxes receivable	22.4	145.2	167.6	22.3	102.6	124.9
Prepaid losses on claims	118.6	—	118.6	114.4	—	114.4
Deferred compensation plans	89.1	—	89.1	87.4	—	87.4
Income taxes refundable	63.0	25.7	88.7	126.3	42.7	169.0
Pension surplus (note 21)	48.8	—	48.8	51.9	—	51.9
Other	559.5	85.2	644.7	490.3	118.6	608.9
	1,988.7	3,868.5	5,857.2	1,963.5	4,043.8	6,007.3

Current	925.5	1,504.5	2,430.0	789.7	1,668.1	2,457.8
Non-current	1,063.2	2,364.0	3,427.2	1,173.8	2,375.7	3,549.5
	1,988.7	3,868.5	5,857.2	1,963.5	4,043.8	6,007.3
(1)    Includes the Run-off reporting segment and Corporate and Other.